Concentrations, Risks and Uncertainties (Details) - Schedule of Concentration of Sales Revenues Generated by Third-Party Customers Comprised - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Concentrations, Risks and Uncertainties (Details) - Schedule of Concentration of Sales Revenues Generated by Third-Party Customers Comprised [Line Items]
Total	$ 5,931,000	$ 5,923,302	$ 9,285,628
Total	$ 1,014,162	$ 697,056	$ 1,280,955
Total	17.00%	10.00%	94.00%
Customer A [Member]
Concentrations, Risks and Uncertainties (Details) - Schedule of Concentration of Sales Revenues Generated by Third-Party Customers Comprised [Line Items]
Total	$ 749,439
Total	13.00%
Customer B [Member]
Concentrations, Risks and Uncertainties (Details) - Schedule of Concentration of Sales Revenues Generated by Third-Party Customers Comprised [Line Items]
Total	$ 264,723
Total	4.00%
Customer E [Member]
Concentrations, Risks and Uncertainties (Details) - Schedule of Concentration of Sales Revenues Generated by Third-Party Customers Comprised [Line Items]
Total			$ 408,577
Total			30.00%
Customer F [Member]
Concentrations, Risks and Uncertainties (Details) - Schedule of Concentration of Sales Revenues Generated by Third-Party Customers Comprised [Line Items]
Total			$ 799,865
Total			59.00%
Customer G [Member]
Concentrations, Risks and Uncertainties (Details) - Schedule of Concentration of Sales Revenues Generated by Third-Party Customers Comprised [Line Items]
Total			$ 72,513
Total			5.00%
Customer H [Member]
Concentrations, Risks and Uncertainties (Details) - Schedule of Concentration of Sales Revenues Generated by Third-Party Customers Comprised [Line Items]
Total		$ 697,056
Total		10.00%